Summary of Significant Accounting Policies (Details 5) (USD $)	9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 623,587
Issuance of warrants	735,462	100,000	345,678	0	874,816	1,610,278
Ending balance	2,703,611		623,587		623,587	2,703,611
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	623,587	0	0
Issuance of warrants	689		45,685
Unrealized (gain) loss on derivative liabilities	2,079,335		(379,986)
Recognition of derivative liabilities	0		957,888
Ending balance	2,703,611		623,587		623,587	2,703,611
Derivative liabilities - warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	64,788	0	0
Issuance of warrants	689		45,685
Unrealized (gain) loss on derivative liabilities	171,599		(122,140)
Recognition of derivative liabilities	0		141,243
Ending balance	237,076		64,788		64,788	237,076
Derivative liabilities - warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ending balance	237,076		64,788		64,788	237,076
Derivative liabilities - common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	558,799	0	0
Issuance of warrants	0		0
Unrealized (gain) loss on derivative liabilities	1,907,736		(257,846)
Recognition of derivative liabilities	0		816,645
Ending balance	2,466,535		558,799		558,799	2,466,535
Derivative liabilities - common stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ending balance	$ 2,466,535		$ 558,799		$ 558,799	$ 2,466,535